Property, Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Premises and Equipment (Details) [Line Items]
Deprecation for the year	$ 2,388	$ 2,315
Depreciated property, premises and equipment	6,408	5,467
Aircraft [Member]
Property, Premises and Equipment (Details) [Line Items]
Deprecation for the year	$ 903	$ 903	$ 906